SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    July 5, 2007

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   90

Form 13F Information Table Value Total:              389,036
$ (thousands)

                                  Form 13F Information Table
                         Title of                   Value       Shares             Investment  Other      Voting
Name of Issuer            Class        Cusip      (x$1000)    or Prn Amt    SH/PRN Discretion  Managers Authority
Adobe Systems Inc.      com       00724F101           7,322        182,361   SH    sole         n/a     sole
Allstate Corp.          com       020002101           2,064         33,550   SH    sole         n/a     sole
Altria Group            com       02209S103           1,354         19,305   SH    sole         n/a     sole
Amazon.com              com       023135106          11,594        169,475   SH    sole         n/a     sole
America Movil - ADR     com       02364W105           1,115         18,000   SH    sole         n/a     sole
American Express        com       025816109           3,514         57,445   SH    sole         n/a     sole
American Int'l Group    com       026874107          12,341        176,230   SH    sole         n/a     sole
Ameriprise Financial    com       03076C106             708         11,132   SH    sole         n/a     sole
Amgen Inc.              com       031162100           1,920         34,720   SH    sole         n/a     sole
Apollo Group            com       037604105          10,599        181,390   SH    sole         n/a     sole
Avon Products Inc.      com       054303102           2,727         74,195   SH    sole         n/a     sole
Bank of Amer. Corp.     com       060505104           6,825        139,600   SH    sole         n/a     sole
Becton, Dickinson       com       075887109             298          4,000   SH    sole         n/a     sole
Bed, Bath & Beyond      com       075896100           6,855        190,475   SH    sole         n/a     sole
Berkshire Hathaway B    com       084670207           2,848            790   SH    sole         n/a     sole
BP Amoco PLC            com       055622104             382          5,292   SH    sole         n/a     sole
Broadcom Corp.          com       111320107           7,471        255,430   SH    sole         n/a     sole
Burlington N SantaFe    com       12189T104             868         10,200   SH    sole         n/a     sole
Carnival Corp.          com       143658300          11,358        232,894   SH    sole         n/a     sole
Celgene Corp.           com       151020104           3,746         65,345   SH    sole         n/a     sole
Cisco Systems Inc.      com       17275R102          11,615        417,052   SH    sole         n/a     sole
Citadel Broadcasting    com       17285T106             142         22,048   SH    sole         n/a     sole
Coach Inc.              com       189754104           7,798        164,545   SH    sole         n/a     sole
Cognizant Tech Sol.     com       192446102           7,082         94,420   SH    sole         n/a     sole
Comcast Corp. Cl 'A'    com       20030N101           1,227         43,635   SH    sole         n/a     sole
Comcast Special A       com       20030N200             750         26,812   SH    sole         n/a     sole
Corning Inc.            com       219350105           9,812        384,030   SH    sole         n/a     sole
Covance Inc.            com       222816100           2,055         29,970   SH    sole         n/a     sole
Discovery Holding Co.   com       25468Y107             203          8,836   SH    sole         n/a     sole
Electronic Data Sys.    com       285661104             349         12,595   SH    sole         n/a     sole
Eli Lilly               com       532457108           3,393         60,716   SH    sole         n/a     sole
Flextronics Intl Ltd    com       Y2573F102           7,545        698,637   SH    sole         n/a     sole
Gannett Co. Inc.        com       364730101           1,360         24,750   SH    sole         n/a     sole
Genentech Inc.          com       368710406           3,730         49,297   SH    sole         n/a     sole
General Electric Co.    com       369604103           3,274         85,520   SH    sole         n/a     sole
Gilead Sciences Inc.    com       375558103           3,759         96,894   SH    sole         n/a     sole
GlaxoSmithKline PLC     com       37733W105           5,185         99,000   SH    sole         n/a     sole
Goldman Sachs Group     com       38141G104           7,148         32,980   SH    sole         n/a     sole
Graphic Packaging       com       388688103             110         22,815   SH    sole         n/a     sole
Hartford Fin'l Ser.     com       416515104           1,404         14,250   SH    sole         n/a     sole
Hess Corp.              com       42809H107           2,133         36,174   SH    sole         n/a     sole
International Paper     com       460146103             293          7,500   SH    sole         n/a     sole
Int'l Bus. Machines     com       459200101          10,637        101,061   SH    sole         n/a     sole
Janus Capital Group     com       47102X105           1,450         52,070   SH    sole         n/a     sole
Johnson & Johnson       com       478160104           2,021         32,795   SH    sole         n/a     sole
Kraft Foods Inc.        com       50075N104             471         13,356   SH    sole         n/a     sole
Legg Mason, Inc.        com       524901105           7,366         74,870   SH    sole         n/a     sole
Liberty Media Hldg A    com       53071M302             547          4,644   SH    sole         n/a     sole
Libery Media Inter A    com       53071M104             519         23,229   SH    sole         n/a     sole
Macy's Inc.             com       55616P104             684         17,200   SH    sole         n/a     sole
Marvell Technology      com       G5876H105           7,543        414,250   SH    sole         n/a     sole
Maxim Integrated        com       57772K101           4,278        128,040   SH    sole         n/a     sole
Merck & Co.             com       589331107           4,455         89,462   SH    sole         n/a     sole
Micron Technology       com       595112103             498         39,710   SH    sole         n/a     sole
Monsanto Co.            com       61166W101          16,801        248,756   SH    sole         n/a     sole
Monster Worldwide       com       611742107           8,338        202,860   SH    sole         n/a     sole
NAVTEQ Corp.            com       63936L100           4,340        102,510   SH    sole         n/a     sole
News Corp ADR PRF       com       65248E104             289         13,640   SH    sole         n/a     sole
Nordstrom Inc.          com       655664100           1,636         32,000   SH    sole         n/a     sole
Nortel Networks Corp.   com       656568508             863         35,887   SH    sole         n/a     sole
Paychex, Inc.           com       704326107           7,677        196,230   SH    sole         n/a     sole
PepsiCo Inc.            com       713448108           7,150        110,250   SH    sole         n/a     sole
Pfizer, Inc.            com       717081103           7,241        283,184   SH    sole         n/a     sole
Pharma. Product Dev.    com       717124101           2,073         54,165   SH    sole         n/a     sole
Pogo Producing          com       730448107           3,559         70,081   SH    sole         n/a     sole
PowerShares QQQ Trust   com       73935A104           5,105        107,254   SH    sole         n/a     sole
Procter & Gamble        com       742718109           1,958         32,000   SH    sole         n/a     sole
Royal Caribbean Cru.    com       V7780T103             258          6,000   SH    sole         n/a     sole
Royal Dutch Shell PLC   com       780259206           4,255         52,400   SH    sole         n/a     sole
RR Donnelley & Sons     com       257867101             814         18,705   SH    sole         n/a     sole
Seagate Technology      com       G7945J104           7,043        323,525   SH    sole         n/a     sole
Sealed Air Corp.        com       81211K100           1,992         64,230   SH    sole         n/a     sole
Solectron Corp.         com       834182107             534        145,000   SH    sole         n/a     sole
St. Jude Medical Inc.   com       790849103           7,358        177,345   SH    sole         n/a     sole
Standard & Poors DR.    com       78462F103          14,803         98,406   SH    sole         n/a     sole
State Street Corp.      com       857477103           7,325        107,085   SH    sole         n/a     sole
Symantec Corp.          com       871503108             242         12,000   SH    sole         n/a     sole
Target Corp.            com       87612E106           9,663        151,932   SH    sole         n/a     sole
Telefonos Mexico 'L'    com       879403780             455         12,000   SH    sole         n/a     sole
Telephone & Data        com       879433100             313          5,000   SH    sole         n/a     sole
Telephone & Data - Sp   com       879433860             288          5,000   SH    sole         n/a     sole
Union Pacific Corp.     com       907818108             576          5,000   SH    sole         n/a     sole
United Parcel Service   com       911312106           9,220        126,300   SH    sole         n/a     sole
Vodafone Grp. PLC ADR   com       92857W100             572         17,007   SH    sole         n/a     sole
Walt Disney Co.         com       254687106           9,803        287,153   SH    sole         n/a     sole
Washington Post 'B'     com       939640108           4,851          6,250   SH    sole         n/a     sole
Western Union Co.       com       959802109           3,603        172,983   SH    sole         n/a     sole
Wyeth                   com       983024100           1,026         17,900   SH    sole         n/a     sole
Yahoo! Inc.             com       984332106           8,380        308,870   SH    sole         n/a     sole
Yum! Brands Inc.        com       988498101           1,747         53,400   SH    sole         n/a     sole
Zimmer Holdings Inc.    com       98956P102           8,143         95,930   SH    sole         n/a     sole